Organization and Background - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025	Dec. 31, 2023
Product Information [Line Items]
Current assets	$ 80,329	$ 34,333
Cash and cash equivalents	65,632	29,472
Current liabilities	63,668	40,629
Stockholders' deficit	11,417	(16,486)		$ 9,373
Accumulated deficit	(49,612)	(44,349)	$ (43,497)
Net income (loss)	4,709	7,814
Cash flows from operations	33,978	$ 22,544
Amount regulates digital financial asset transaction limit per day	1,000
Digital Assets Involved Transaction Amount	$ 5
Digital assets involved transaction, percentage	15.00%